CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Consumer Discretionary - 9.2%
Auto Parts - 1.4%
Dorman Products, Inc. (a)	600,509	$40,276,139

Education Services - 1.7%
Grand Canyon Education, Inc. (a)	568,295	51,447,746

Leisure Time - 3.3%
Fox Factory Holding Corporation (a)	1,173,228	96,920,365

Specialty Retail - 2.8%
SiteOne Landscape Supply, Inc. (a)	713,040	81,265,169

Consumer Staples - 1.3%
Personal Care - 1.3%
WD-40 Company	191,778	38,029,577

Financial Services - 2.4%
Real Estate Services - 2.4%
FirstService Corporation	705,675	71,096,756

Health Care - 16.6%
Biotechnology - 4.6%
Ligand Pharmaceuticals, Inc. (a)	436,365	48,807,425
Repligen Corporation (a)	702,175	86,795,852
		135,603,277
Health Care Management Services - 0.9%
National Research Corporation	450,144	26,202,882

Health Care Services - 2.3%
Omnicell, Inc. (a)	948,110	66,955,528

Medical and Dental Instruments & Supplies - 8.8%
Bio-Techne Corporation	219,570	57,981,850
Cantel Medical Corporation	527,370	23,325,575
LeMaitre Vascular, Inc. (b)	1,251,136	33,029,990

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 16.6% (Continued)
Medical and Dental Instruments & Supplies - 8.8% (Continued)
Merit Medical Systems, Inc. (a)	1,259,175	$57,481,339
Neogen Corporation (a)	1,110,551	86,178,757
		257,997,511
Information Technology - 2.6%
Software - 2.6%
Model N, Inc. (a)	899,225	31,257,061
Q2 Holdings, Inc. (a)	197,315	16,927,654
RealPage, Inc. (a)	455,475	29,610,430
		77,795,145
Materials & Processing - 12.7%
Building Materials - 5.8%
Simpson Manufacturing Company, Inc.	931,360	78,569,530
Trex Company, Inc. (a)	701,080	91,189,476
		169,759,006
Building: Climate Control - 2.2%
AAON, Inc.	1,188,200	64,507,378

Chemicals: Specialty - 1.9%
Balchem Corporation	579,545	54,975,639

Metal Fabricating - 2.8%
Omega Flex, Inc.	283,200	29,962,560
RBC Bearings, Inc. (a)	394,340	52,857,334
		82,819,894
Producer Durables - 21.2%
Aerospace - 2.4%
Axon Enterprise, Inc. (a)	708,245	69,500,082

Construction - 1.7%
Construction Partners, Inc. - Class A (a)(b)	2,841,436	50,463,903

Engineering & Contracting Services - 3.2%
Exponent, Inc.	1,157,220	93,653,815

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Producer Durables - 21.2% (Continued)
Machinery: Construction and Handling - 1.9%
Douglas Dynamics, Inc. (b)	1,569,275	$55,112,938

Machinery: Industrial - 3.1%
EVI Industries, Inc. (a)	502,662	10,912,792
John Bean Technologies Corporation	523,290	45,013,406
Proto Labs, Inc. (a)	313,275	35,234,039
		91,160,237
Machinery: Specialty - 1.2%
Albany International Corporation - Class A	600,730	35,268,858

Scientific Instruments: Control & Filter - 3.0%
ESCO Technologies, Inc.	642,045	54,272,064
Helios Technologies, Inc.	921,562	34,328,184
		88,600,248
Scientific Instruments: Gauges & Meters - 2.5%
Mesa Laboratories, Inc. (b)	336,246	72,898,133

Scientific Instruments: Pollution Control - 2.2%
Casella Waste Systems, Inc. - Class A (a)	1,272,800	66,338,336

Technology - 29.8%
Computer Services Software & Systems - 24.4%
ACI Worldwide, Inc. (a)	1,917,760	51,760,342
Altair Engineering, Inc. - Class A (a)	1,381,560	54,917,010
Blackbaud, Inc.	493,100	28,146,148
BlackLine, Inc. (a)	932,390	77,304,455
Bottomline Technologies (de), Inc. (a)	1,200,220	60,935,169
Descartes Systems Group, Inc. (The) (a)	1,806,306	95,553,587
Five9, Inc. (a)	364,380	40,325,935
Mercury Systems, Inc. (a)	1,014,848	79,827,944
Paylocity Holding Corporation (a)	580,140	84,636,624
PROS Holdings, Inc. (a)	1,362,255	60,524,990
SPS Commerce, Inc. (a)	1,096,635	82,379,221
		716,311,425

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Technology - 29.8% (Continued)
Electronic Components - 1.2%
Rogers Corporation (a)	287,265	$35,793,219

Production Technology Equipment - 2.6%
Novanta, Inc. (a)	708,195	75,613,980

Telecommunications Equipment - 1.6%
Vocera Communications, Inc. (a)(b)	2,175,504	46,120,685

Total Common Stocks (Cost $1,809,700,504)		$2,812,487,871

MONEY MARKET FUNDS - 0.7%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 0.08% (c) (Cost $20,851,602)	20,851,602	$20,851,602

Total Investments at Value - 96.5% (Cost $1,830,552,106)		$2,833,339,473

Other Assets in Excess of Liabilities - 3.5%		102,073,638

Net Assets - 100.0%		$2,935,413,111

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Consumer Discretionary - 14.3%
Consumer Services - 1.3%
Grand Canyon Education, Inc. (a)	29,925	$2,709,110

Consumer Services: Miscellaneous - 1.3%
IAA, Inc. (a)	68,880	2,656,702

Educational Services - 2.5%
Bright Horizons Family Solutions, Inc. (a)	43,370	5,082,964

Leisure Time - 5.3%
Pool Corporation	25,445	6,917,732
Vail Resorts, Inc.	21,745	3,960,852
		10,878,584
Recreational Vehicles & Boats - 1.5%
LCI Industries	26,875	3,090,087

Specialty Retail - 2.4%
SiteOne Landscape Supply, Inc. (a)	43,195	4,922,934

Financial Services - 5.0%
Financial Data & Systems - 2.8%
Jack Henry & Associates, Inc.	31,165	5,735,295

Real Estate Services - 2.2%
FirstService Corporation	44,860	4,519,645

Health Care - 18.1%
Biotechnology - 3.5%
Ligand Pharmaceuticals, Inc. (a)	18,910	2,115,083
Repligen Corporation (a)	41,080	5,077,899
		7,192,982
Health Care Services - 3.2%
Health Catalyst, Inc. (a)	76,730	2,238,214
Omnicell, Inc. (a)	59,860	4,227,313
		6,465,527

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Medical and Dental Instruments & Supplies - 11.4%
Bio-Techne Corporation	19,145	$5,055,620
Merit Medical Systems, Inc. (a)	53,188	2,428,032
Neogen Corporation (a)	59,768	4,637,997
Teleflex, Inc.	13,390	4,873,692
West Pharmaceutical Services, Inc.	28,594	6,495,699
		23,491,040
Industrials - 1.0%
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	17,500	2,133,775

Materials - 1.1%
Containers & Packaging - 1.1%
AptarGroup, Inc.	20,220	2,264,236

Materials & Processing - 8.4%
Building Materials - 5.5%
Simpson Manufacturing Company, Inc.	33,990	2,867,396
Trex Company, Inc. (a)	36,495	4,746,905
Watsco, Inc.	20,305	3,608,199
		11,222,500
Chemicals: Specialty - 1.1%
Balchem Corporation	24,900	2,362,014

Metal Fabricating - 1.8%
RBC Bearings, Inc. (a)	27,566	3,694,947

Producer Durables - 22.8%
Aerospace - 5.0%
Axon Enterprise, Inc. (a)	53,725	5,272,034
HEICO Corporation - Class A	60,705	4,931,674
		10,203,708
Back Office Support, HR & Consulting - 1.5%
Copart, Inc. (a)	37,435	3,117,212

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Producer Durables - 22.8% (Continued)
Construction - 1.7%
Construction Partners, Inc. - Class A (a)	199,800	$3,548,448

Engineering & Contracting Services - 2.5%
Exponent, Inc.	64,095	5,187,208

Environmental, Maintenance & Security Services - 3.4%
Rollins, Inc.	164,030	6,953,232

Machinery: Industrial - 4.5%
Douglas Dynamics, Inc.	127,850	4,490,092
EVI Industries, Inc. (a)	93,005	2,019,139
John Bean Technologies Corporation	31,980	2,750,920
		9,260,151
Machinery: Specialty - 1.9%
Graco, Inc.	82,240	3,946,698

Scientific Instruments: Pollution Control - 2.3%
Casella Waste Systems, Inc. - Class A (a)	90,770	4,730,932

Technology - 25.1%
Computer Services Software & Systems - 22.4%
ACI Worldwide, Inc. (a)	54,755	1,477,837
Altair Engineering, Inc. - Class A (a)	61,470	2,443,433
ANSYS, Inc. (a)	14,250	4,157,153
Bottomline Technologies (de), Inc. (a)	46,025	2,336,689
Descartes Systems Group, Inc. (The) (a)	104,800	5,543,920
Fair Isaac Corporation (a)	12,320	5,150,253
Gartner, Inc. (a)	18,920	2,295,564
Guidewire Software, Inc. (a)	48,895	5,420,011
Mercury Systems, Inc. (a)	69,145	5,438,946
Pluralsight, Inc. - Class A (a)	163,670	2,954,243
SPS Commerce, Inc. (a)	49,159	3,692,824
Tyler Technologies, Inc. (a)	14,580	5,057,510
		45,968,383

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Technology - 25.1% (Continued)
Production Technology Equipment - 2.0%
Cognex Corporation	67,135	$4,009,302

Software - 0.7%
RealPage, Inc. (a)	23,700	1,540,737

Total Investments at Value - 95.8% (Cost $151,816,983)		$196,888,353

Other Assets in Excess of Liabilities - 4.2%		8,519,962

Net Assets - 100.0%		$205,408,315

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2020 (Unaudited)

1.	Securities Valuation

Conestoga Funds (the “Trust”) consists of two series, Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”). The Funds value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Trust’s officers, in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,812,487,871	$-	$-	$2,812,487,871
Money Market Funds	20,851,602	-	-	20,851,602
Total	$2,833,339,473	$-	$-	$2,833,339,473

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$196,888,353	$-	$-	$196,888,353
Total	$196,888,353	$-	$-	$196,888,353

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended June 30, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2020:

	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
Tax cost of portfolio investments	$1,836,262,144	$152,661,694
Gross unrealized appreciation	$1,085,741,192	$49,709,737
Gross unrealized depreciation	(88,663,863)	(5,483,078)
Net unrealized appreciation	$997,077,329	$44,226,659

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of June 30, 2020, Conestoga Small Cap Fund had 21.2% and 29.8% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively, and Conestoga SMid Cap Fund had 22.8% and 25.1% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Affiliated Issuers

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of June 30, 2020, Conestoga Small Cap Fund owns 8.66%, 6.87%, 6.20%, 6.61% and 6.79% of the outstanding voting shares of Construction Partners, Inc. - Class A, Douglas Dynamics, Inc., LeMaitre Vascular, Inc., Mesa Laboratories, Inc., and Vocera Communications, Inc., respectively. The industry and percentage of net assets for these holdings can be found on Conestoga Small Cap Fund’s Schedule of Investments. Further information on these holdings for the period ended June 30, 2020 appears below:

Conestoga Small Cap Fund
From September 30, 2019 to June 30, 2020

	Construction Partners, Inc. - Class A	Douglas Dynamics, Inc.	LeMaitre Vascular, Inc.
Percentage of Outstanding Voting Shares Owned	8.66%	6.87%	6.20%
Shares at Beginning of Period	1,344,556	1,268,950	1,176,489
Shares Purchased During the Period	1,510,920	393,475	86,837
Shares Sold During the Period	(14,040)	(93,150)	(12,190)
Shares at End of Period	2,841,436	1,569,275	1,251,136
Market Value at Beginning of Period	$20,948,183	$56,557,102	$40,212,394
Cost of Purchases During the Period	25,622,796	13,219,495	2,285,445
Cost of Sales During the Period	(185,230)	(4,267,626)	(266,105)
Change in Unrealized Appreciation (Depreciation)	4,078,155	(10,396,033)	(9,201,744)
Market Value at End of Period	$50,463,904	$55,112,938	$33,029,990
Net Realized Gains (Losses) During the Period	$51,906	$(835,459)	$177,001
Dividend Income Earned During the Period	$-	$1,132,715	$326,333

	Mesa Laboratories, Inc.	Vocera Communications, Inc.
Percentage of Outstanding Voting Shares Owned	6.61%	6.79%
Shares at Beginning of Period	309,781	2,078,300
Shares Purchased During the Period	29,675	126,425
Shares Sold During the Period	(3,210)	(29,221)
Shares at End of Period	336,246	2,175,504
Market Value at Beginning of Period	$73,656,628	$51,230,095
Cost of Purchases During the Period	7,020,725	2,438,257
Cost of Sales During the Period	(168,354)	(854,603)
Change in Unrealized Appreciation (Depreciation)	(7,610,866)	(6,693,064)
Market Value at End of Period	$72,898,133	$46,120,685
Net Realized Gains (Losses) During the Period	$623,424	$(206,910)
Dividend Income Earned During the Period	$151,116	$-